Net Financial Result (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Financial Result [Line Items]
Net financial result		€ 3.0
Foreign currency losses		3.6		€ 7.3
Decrease on interest income on marketable securities				0.7
Warrants issued	€ 7.0
Bottom of range [member]
Net Financial Result [Line Items]
Net financial result		1.5		1.2
Foreign currency losses		2.4		3.6
Decrease on interest income on marketable securities			€ 0.3
Top of range [member]
Net Financial Result [Line Items]
Net financial result			€ 1.6	3.2	€ 4.4
Foreign currency losses		€ 2.9		€ 4.8
Pre-Funded Warrants [Member]
Net Financial Result [Line Items]
Warrants issued	€ 0.9